Expense Example {- Franklin LifeSmart™ 2020 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2020 Retirement Target Fund	Jan. 29, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	889
5 years	1,182
10 years	2,011
Class C
Expense Example:
1 year	248
3 years	591
5 years	1,061
10 years	2,360
Class R
Expense Example:
1 year	97
3 years	437
5 years	801
10 years	1,825
Class R6
Expense Example:
1 year	41
3 years	250
5 years	476
10 years	1,127
Advisor Class
Expense Example:
1 year	46
3 years	281
5 years	534
10 years	$ 1,260